Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Property and Equipment, Estimated Useful Life [Table Text Block]
Technology infrastructure (years)	5
Computer equipment (years)	5
Furniture, fixtures and equipment (years)	5
Motor vehicle (years)	5
Leasehold improvements	Shorter of the lease term or 5 years

Schedule of Finite-Lived Intangible Assets [Table Text Block]
License and related trademarks (years)		15
Completed technology (years)		5
Customer relationship (years)	4	-	5

Revenue Recognition,Customer Collection [Table Text Block]
	Years ended December 31,
	2013	2014

Commodity trading gains	$18,537,459	$38,297,005
Commission income	10,953,632	17,397,978
Carrying charges	633,154	4,396,134
	$30,124,245	$60,091,117

Schedule of Accounts Receivable by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
	2013		2014
	Amount	%	Amount	%

A	$3,885,608	18.2	$-	-
B	*	*	$1,963,900	13.5
C	*	*	$5,044,178	34.6